Derivative Financial Instruments and Hedging - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings	¥ (824)	¥ 181	¥ (211)
Net derivative losses included in accumulated other comprehensive income (loss), that will be reclassified into earnings within fiscal 2014	(936)
Net gains (losses) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings	69
Net gains (losses) hedge ineffectiveness associated with instruments designated as fair value hedges recorded in earnings	¥ (47)	¥ (265)	¥ (231)